Benefit Plans (Details) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Amounts recognized in the consolidated balance sheets:
Postemployment benefits	$ 47,730	$ 48,560
Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of the year	51,114	45,466
Service cost	460	574	2,139
Interest cost	2,232	2,911	2,518
Benefits paid	(1,856)	(1,801)
Amendments	151
Actuarial loss (gain) during year	1,389	3,964
Benefit obligation at end of year	53,490	51,114	45,466
Change in plan assets:
Fair value of plan assets at beginning of year	5,229	4,757
Actual gain (loss) on plan assets	984	575
Employer contributions	1,699	1,698
Fair value of plan assets at end of year	6,056	5,229	4,757
Funded status at end of year	(47,434)	(45,885)
Amounts recognized in the consolidated balance sheets:
Other current liabilities	4,151	1,698
Postemployment benefits	43,283	44,187
Net amount recognized	47,434	45,885
Amounts recognized in accumulated other comprehensive income (loss):
Net actuarial (loss) gain	(15,012)	(15,670)
Prior service cost	(3,808)	(4,368)
Total amounts recognized in accumulated other comprehensive income (loss)	(18,820)	(20,038)
Retiree Health Care Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of the year	4,593	4,353
Service cost	39	52	41
Interest cost	235	259	228
Plan participants' contributions	37	35
Benefits paid	(227)	(226)
Actuarial loss (gain) during year	(10)	120
Benefit obligation at end of year	4,667	4,593	4,353
Change in plan assets:
Fair value of plan assets at beginning of year	0	0
Employer contributions	190	191
Fair value of plan assets at end of year	0	0	0
Funded status at end of year	(4,667)	(4,593)
Amounts recognized in the consolidated balance sheets:
Other current liabilities	220	220
Postemployment benefits	4,447	4,373
Net amount recognized	4,667	4,593
Amounts recognized in accumulated other comprehensive income (loss):
Net actuarial (loss) gain	892	965
Prior service cost	(274)	(413)
Total amounts recognized in accumulated other comprehensive income (loss)	$ 618	$ 552